NET (LOSS) INCOME PER SHARE	12 Months Ended
Sep. 30, 2013
NET (LOSS) INCOME PER SHARE
22.	NET (LOSS) INCOME PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Numerator:
Net income (loss) from continuing operations	(502)	7,973	13,564
Net income (loss) from discontinued operations, net of tax	(3,300)	236	—
Net (loss) income	(3,802)	8,209	13,564
- allocated to ordinary share - basic	(3,800)	8,209	13,554
- allocated to nonvested restricted share - basic	(2)	—	10

Denominator:
Weighted average number of ordinary shares outstanding	133,489,261	133,996,737	135,174,562
Weighted average number of nonvested restricted share	82,466	—	103,082
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	—	366,371	1,121,589

Weighted average ordinary shares outstanding used in computing diluted net income per share	133,571,727	134,363,108	136,399,233

Basic net (loss) income per share
Basic from continuing operations	—	0.06	0.10
Basic from discontinued operations (net of tax)	(0.03)	—	—

Basic	(0.03)	0.06	0.10

Basic net (loss) income per nonvested restricted share
Basic from continuing operations	—	—	0.10
Basic from discontinued operations (net of tax)	(0.03)	—	—

Basic	(0.03)	—	0.10

Diluted net (loss) income per share
Diluted from continuing operations	—	0.06	0.10
Diluted from discontinued operations (net of tax)	(0.03)	—	—

Diluted	(0.03)	0.06	0.10